Shareholders Deficit (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Jun. 14, 2021	Sep. 30, 2023	Dec. 31, 2022	Apr. 30, 2022	Dec. 31, 2021
Preference shares, shares authorized		20,000,000	20,000,000	20,000,000	20,000,000
Common stock shares authorized		180,000,000	180,000,000	200,000,000	180,000,000
Voting shares of common stock				180,000,000
Common stock shares par value		$ 0	$ 0	$ 0	$ 0
Payment to related party		$ 1,350,000	$ 1,150,000
Common stock shares, outstanding		7,614,666	7,614,666		7,614,666
Common stock shares, issued		7,614,666	7,614,666		7,614,666
Former Director [Member]
Stock options exercised	14,666
Payment to related party	$ 14,666
Class A Ordinary Shares
Common stock shares authorized			200,000,000